Warrant Liabilities (Details) - USD ($)	Dec. 31, 2025	Aug. 13, 2025	May 21, 2025	Jan. 17, 2024	Mar. 26, 2023
Series A Warrants [Member] | Exchange Listing, LLC [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued (in Shares)					250,000
Warrants exercisable per share (in Dollars per share)					$ 4
Series A warrants [Member]
Warrant Liabilities [Line Items]
Exercisable per share (in Dollars per share)				$ 1.25
Series B Warrants [Member]
Warrant Liabilities [Line Items]
Exercisable per share (in Dollars per share)				$ 1.25
Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount		$ 61,200,000
Purchase price percentage	15.00%
Detachable warrant – Equity line of credit ELOC [Member] | Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Detachable warrants			$ 20,250,000
Purchase of shares			$ 135,000,000
Ordinary shares [member] | Series A Warrants [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued (in Shares)				2,200,000
Ordinary shares [member] | Series A warrants [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued (in Shares)				2,200,000
Ordinary shares [member] | Series B Warrants [Member]
Warrant Liabilities [Line Items]
Ordinary shares issued (in Shares)				2,200,000
Tranche One [Member] | Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount	$ 3,000,000
Detachable warrants	375,000
Tranche Two [Member] | Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount	4,200,000
Detachable warrants	525,000
Tranche Three and Four [Member] | Detachable warrant – convertible note [Member] | Securities Purchase Agreement [Member]
Warrant Liabilities [Line Items]
Principal amount	4,800,000
Detachable warrants	$ 600,000